Document And Entity Information	Mar. 07, 2023
Document Information [Line Items]
Entity, Registrant Name	RUTH’S HOSPITALITY GROUP, INC.
Document, Type	8-K
Document, Period End Date	Mar. 07, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-51485
Entity, Tax Identification Number	72-1060618
Entity, Address, Address Line One	1030 W. Canton Avenue, Ste. 100
Entity, Address, City or Town	Winter Park
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	32789
City Area Code	407
Local Phone Number	333-7440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	RUTH
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001324272